Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Detailed Information About Inventories Explanatory

	As at December 31,
	2019	2020
	RMB’000	RMB’000
Raw materials	14,824	14,078
Work-in-progress	1,325	5,265
Finished goods	1,747	5,628

	17,896	24,971